ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	2023	2022

Incentive compensation	$2,069,000	$916,000
Accounts payable	5,620,000	2,558,000
Clinical project costs	1,252,000	1,637,000
Professional fees	153,000	359,000
Other	85,000	8,000
	$9,179,000	$5,478,000